Shareholders' Equity (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 1,470	$ 951	$ 2,681	$ 1,768	$ 4,235
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	382,201		439,508
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted			166,400
Vesting period			4 years